Offerings - Offering: 1	Aug. 11, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price and number or amount of debt securities is being registered as may from time to time be issued at indeterminate prices. In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all of the registration fee.